STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended
Sep. 30, 2023
STOCKHOLDERS' DEFICIT:
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 13 - STOCKHOLDERS' EQUITY (DEFICIT)

Preferred Stock

In accordance with the Company’s Certificate of Incorporation, the Company has authorized a total of 2,000,000 shares of preferred stock, par value $0.01 per share, for all classes. As of September 30, 2023 and December 31, 2022, there were 88,335 and 88,335 total preferred shares issued and outstanding for all classes, respectively.

Common Stock

In accordance with the Company’s Certificate of Incorporation, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of September 30, 2023 and December 31, 2022, there were 7,639,945,289 and 6,427,395,360 common shares issued, respectively. As of September 30, 2023 and December 31, 2022, there were 7,639,845,289 and 6,427,295,360 common shares outstanding, respectively.

2023 Transactions

On May 27, 2022, we entered an Equity Financing Agreement (the “2022 EFA”) and Registration Rights Agreement (the “RRA”) with GHS, pursuant to which GHS agreed to purchase up to $70,000,000 in shares of our Common Stock, from time to time over the course of 24 months after effectiveness of a registration statement on Form S-1 (the “Registration Statement”) of the underlying shares of Common Stock.

On April 28, 2023 the Company entered into an Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

On June 13, 2023 the Company entered into an Amendment to the 2023 Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

On July 10,2023 the Company entered into a Second Amendment to the 2023 Equity Financing Agreement with GHS, to which GHS agreed to purchase up to $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

On September 5, 2023, we entered into a Stock Purchase Agreement with an investor for the purchase of 100,000,000 shares of Common Stock for a total consideration of $100,000.

The RRA provides that we shall (i) use our best efforts to file with the SEC a Registration Statement within 45 days of the date of the GHS Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the GHS Registration Statement is filed with the SEC, but in no event more than 90 days after the GHS Registration Statement is filed.

The below table of puts from 1/12/2023 through 4/11/2023 were made by the Company under the 2022 EFA during 2023. The put from 4/28/2023 was made under the EFA dated 4/28/2023. The puts from 6/26/2023 and 7/3/2023 were made by the Company under the Amended EFA dated June 13, 2023. The 7/10/2023 put was made by the Company under the Second Amended EFA dated July 10, 2023.

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds
1/12/2023	64,130,435	$400,000	$0.006237	$370,975
1/17/2023	11,441,647	100,000	$0.008740	100,000
1/24/2023	77,733,861	400,000	$0.005146	370,975
2/3/2023	61,173,706	300,000	$0.004904	277,975
2/17/2023	75,447,571	300,000	$0.003976	277,975
3/1/2023	83,113,044	324,000	$0.003898	300,295
3/16/2023	93,165,852	254,232	$0.002729	235,410
3/30/2023	65,465,384	166,903	$0.002549	154,195
4/11/2023	67,462,162	203,553	$0.003017	188,280
4/28/2023	91,796,875	235,000	$0.002560	208,550
6/26/2023	44,583,334	214,000	$0.004800	141,020
7/3/2023	51,442,308	274,058	$0.004200	257,020
7/10/2023	28,593,750	91,500	$0.003200	85,094
9/5/2023	100,000,000	100,000	$0.001000	100,000
	915,549,929	$3,363,246		$3,067,764

In January 2023, the Company entered into a settlement of a dispute between certain stockholders in which the Company decided, during the period ended June 30, 2023, to issue shares to settle the dispute. In January 2023, the Company issued 297,000,000 shares of common stock to the individuals. The fair value of $1,989,900, or $0.0067 per share, was included in professional fees in the consolidated statements of operations in the nine months ended September 30, 2023. As part of this transaction $280,536 of accrued liabilities have been reversed.